Gain/(loss) on financial instruments	12 Months Ended
Dec. 31, 2023
(Loss)/gain on financial instruments
Gain/(loss) on financial instruments	7. Gain/(loss) on financial instruments

Figures in million – SA rand	Notes	2023	2022	2021
Fair value loss on gold hedge contracts[1]		(140)	—	—
Fair value gain/(loss) on palladium hedge contract[2]		72	(241)	234
Fair value gain on zinc hedge contracts[3]		491	—	—
Fair value gain/(loss) on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)	6.6	1,589	(2,155)	(1,264)
Loss on the revised cash flow of the Rustenburg operation deferred payment	22.2	(4)	(773)	(4,653)
Fair value loss on derivative instrument	28.5	(2,136)	—	—
Gain/(loss) on the revised cash flow of the Burnstone Debt	28.6	32	(776)	(2)
Gain/(loss) on the revised cash flow of the Marikana dividend obligation	22.2	548	(650)	(468)
Fair value loss on contingent consideration (Kroondal acquisition)	22.2	(137)	—	—
Fair value loss on Keliber dividend obligation	22.2	(287)	—	—
Fair value gain on other investments		116	152	—
Other		91	164	(126)
Total gain/(loss) on financial instruments[4]		235	(4,279)	(6,279)
2On 3 May 2023, Sibanye Gold Proprietary Limited (SGL) concluded a gold hedge agreement which commenced on 4 May 2023. The agreement is structured at monthly average prices, comprising the delivery of 154,320 ounces of gold over 12 months (12,860 ounces per month) with a zero cost collar which establishes a floor and cap of
R34,214 and R46,050 per ounce, respectively. On 17 November 2023, SGL concluded two additional gold hedge agreements which commenced on 17 November 2023.
The agreements are structured at monthly average prices, comprising the delivery of 120,000 and 240,000 ounces of gold over 12 months, respectively. The agreements have a zero cost collar which establishes a floor of R34,214 per ounce for both agreements and cap of R43,545 and R43,800 per ounce, respectively. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss
3On 17 January 2020, Stillwater Mining Company concluded a palladium hedge agreement which commenced on 28 February 2020, comprising the delivery of 240,000 ounces of palladium over two years (10,000 ounces per month) with a zero cost collar which establishes a minimum and a maximum cap of US$1,500 and US$3,400 per ounce, respectively. On 24 March 2021, Stillwater Mining Company concluded an additional palladium hedge agreement commencing on 28 February 2022, comprising the delivery of 140,000 ounces of palladium over a 14-month period (10,000 ounces per month) with a zero cost collar which establishes a minimum floor and a maximum cap of US$1,800 and US$3,300 per ounce, respectively. The hedge agreement concluded in March 2023. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss
4Century mine concluded a hedge agreement on 15 June 2021 for 90,000 tonnes of payable zinc over three years which commenced July 2021 to June 2024 in equal monthly deliveries (2,500 tonnes per month) at a fixed monthly price of A$3,717/t net of all fees and costs. In November 2021, Century mine concluded an additional hedge agreement for 90,000 tonnes of payable zinc for two years (3,750 tonnes per month) which commenced January 2022 to December 2023 at a fixed price of
A$3,938/t net of all fees and costs. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss
5The unrealised gain for the purpose of the Statement of Cash Flows amounted to R101 million (2022: loss of R4,279 million and 2021: loss if R6,279 million)